Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Deferred Rent	$ 173	$ 108
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	606	770
Deferred Tax Assets, Operating Loss Carryforwards	12,686	2,529
Deferred Tax Assets, Management Fees	0	1,828
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	1,751	2,086
Deferred Tax Assets, Deferred Income	77	182
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	1,088	69
Deferred Tax Assets, Gross, Total	16,381	7,572
Deferred Tax Assets, Valuation Allowance	(14,719)	(5,451)
Deferred Tax Assets, Net of Valuation Allowance, Total	1,662	2,121
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	(706)	(331)
Deferred Tax Liabilities, Intangible Assets	(1,327)	(1,575)
Deferred Tax Liabilities, Management Fees	0	(1,828)
Deferred Tax Liabilities, Gross	(2,033)	(3,734)
Deferred Tax Liabilities, Net	$ (371)	$ (1,613)